Federated Hermes MDT Market Neutral Fund
Portfolio of Investments
September 30, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—76.8%
		Communication Services—5.1%
87,563	[1]	Altice USA, Inc.	$ 510,492
1,273	[1]	Cardlytics, Inc.	11,966
4,424	[1]	CarGurus, Inc.	62,688
72,587	[1]	Cars.com, Inc.	834,750
6,319	[1]	DISH Network Corp., Class A	87,392
3,141	[1]	EverQuote, Inc.	21,422
8,738	[1]	Meta Platforms, Inc.	1,185,572
10,309	[1]	Netflix, Inc.	2,427,151
2,028	[1]	Roku, Inc.	114,379
3,136	[1]	Spotify Technology SA	270,637
4,207	[1]	TripAdvisor, Inc.	92,890
15,037	[1]	Yelp, Inc.	509,905
		TOTAL	6,129,244
		Consumer Discretionary—13.0%
17,196	[1]	1-800-FLOWERS.COM, Inc.	111,602
13,078	[1]	2U, Inc.	81,738
2,032	[1]	Airbnb, Inc.	213,441
21,333		American Eagle Outfitters, Inc.	207,570
1,169		Big Lots, Inc.	18,248
43,439	[1]	Bright Horizons Family Solutions, Inc.	2,504,258
69,043	[1]	Chegg, Inc.	1,454,736
6,580		eBay, Inc.	242,210
29,543	[1]	Expedia Group, Inc.	2,767,884
19,082		Ford Motor Co.	213,718
80,315		Gap (The), Inc.	659,386
7,940		Garmin Ltd.	637,661
14,022	[1]	G-III Apparel Group Ltd.	209,629
4,166	[1]	Goodyear Tire & Rubber Co.	42,035
22,999	[1]	Groupon, Inc.	183,072
1,915		International Game Technology PLC	30,257
3,369		Macy’s, Inc.	52,792
1,629	[1]	Mohawk Industries, Inc.	148,549
3,700		Nordstrom, Inc.	61,901
3,198	[1]	Overstock.com, Inc.	77,871
20,717	[1]	PlayAGS, Inc.	109,800
37,498		PVH Corp.	1,679,910
1,392		Rent-A-Center, Inc.	24,374
43,139	[1]	Revolve Group, Inc.	935,685
4,764		Shutterstock, Inc.	239,010
1,202	[1]	Sleep Number Corp.	40,640
43,638	[1]	Sonos, Inc.	606,568
57,175	[1]	Stitch Fix, Inc.	225,841
227	[1]	Ulta Beauty, Inc.	91,070
66,114	[1]	Under Armour, Inc., Class A	439,658
9,868		V.F. Corp.	295,152
12,152	[1]	Wayfair, Inc.	395,548
19,522	[1]	WW International, Inc.	76,722

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
21,911	[1]	YETI Holdings, Inc.	$ 624,902
		TOTAL	15,703,438
		Consumer Staples—0.9%
1,395		Albertsons Cos., Inc.	34,680
9,864	[1]	Beyond Meat, Inc.	139,773
1,096	[1]	elf Beauty, Inc.	41,231
2,042	[1]	Hain Celestial Group, Inc.	34,469
975		Lamb Weston Holdings, Inc.	75,445
2,127	[1]	The Boston Beer Co., Inc., Class A	688,404
1,914	[1]	United Natural Foods, Inc.	65,784
		TOTAL	1,079,786
		Energy—2.7%
20,886	[1]	CONSOL Energy, Inc.	1,343,387
5,408		Marathon Petroleum Corp.	537,177
1,289	[1]	Nabors Industries Ltd.	130,769
33,013	[1]	Oceaneering International, Inc.	262,783
20,838	[1]	Propetro Holding Corp.	167,746
12,000		Ranger Oil Corp.	377,400
7,402		Targa Resources, Inc.	446,637
		TOTAL	3,265,899
		Financials—4.9%
970		Axis Capital Holdings Ltd.	47,675
932		Bank of New York Mellon Corp.	35,901
1,521	[1]	Brighthouse Financial, Inc.	66,042
24,674		Carlyle Group LP/The	637,576
4,687		Chimera Investment Corp.	24,466
6,860	[1]	eHealth, Inc.	26,823
1,260		Evercore, Inc., Class A	103,635
42,501	[1]	Green Dot Corp.	806,669
3,874		Interactive Brokers Group, Inc., Class A	247,587
93,952	[1]	LendingClub Corp.	1,038,170
11,159	[1]	LendingTree, Inc.	266,254
167		LPL Financial Holdings, Inc.	36,486
3,265		Marketaxess Holdings, Inc.	726,430
849		Northern Trust Corp.	72,640
64,391	[1]	Open Lending	517,704
8,758		ProAssurance Corp.	170,869
17,705	[1]	PROG Holdings, Inc.	265,221
38,333	[1]	Rocket Companies, Inc.	242,264
2,750		Signature Bank	415,250
332		T. Rowe Price Group, Inc.	34,863
4,906		Virtu Financial, Inc.	101,898
		TOTAL	5,884,423
		Health Care—13.2%
47,569	[1]	10X Genomics, Inc.	1,354,765
91,879	[1]	Adaptive Biotechnologies Corp.	654,178
10,400	[1]	Agios Pharmaceuticals, Inc.	294,112
12,480	[1]	Alector, Inc.	118,061
12,822	[1]	Align Technology, Inc.	2,655,564
1,615	[1]	Arvinas, Inc.	71,851
18,741	[1]	CareDx, Inc.	318,972
4,160	[1]	Cassava Sciences, Inc.	173,971

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
2,647	[1]	Charles River Laboratories International, Inc.	$ 520,930
35,651	[1]	Community Health Systems, Inc.	76,650
4,981	[1]	Denali Therapeutics, Inc.	152,867
5,512	[1]	Editas Medicine, Inc.	67,467
12,243	[1]	Elanco Animal Health, Inc.	151,936
3,898	[1]	Emergent BioSolutions, Inc.	81,819
3,654	[1]	Enovis Corp.	168,340
1,171	[1]	Evolent Health, Inc.	42,074
3,197	[1]	iTeos Therapeutics, Inc.	60,903
418	[1]	Lantheus Holdings, Inc.	29,398
7,862	[1]	Moderna, Inc.	929,682
7,203	[1]	Myriad Genetics, Inc.	137,433
28,513	[1]	NanoString Technologies, Inc.	364,111
92,187	[1]	NeoGenomics, Inc.	793,730
54,967	[1]	Nevro Corp.	2,561,462
4,266	[1]	Novavax, Inc.	77,641
10,216	[1]	Organogenesis Holdings, Inc.	33,100
2,397	[1]	Orthofix Medical, Inc.	45,807
16,784	[1]	Privia Health Group, Inc.	571,663
7,917	[1]	Prometheus Biosciences, Inc.	467,182
22,234	[1]	Puma Biotechnology, Inc.	52,695
6,821	[1]	Rocket Pharmaceuticals, Inc.	108,863
319	[1]	Sarepta Therapeutics, Inc.	35,262
2,584	[1]	Shockwave Medical, Inc.	718,533
4,200	[1]	SpringWorks Therapeutics, Inc.	119,826
1,439	[1]	Syneos Health, Inc.	67,849
49,455	[1]	Teladoc Health, Inc.	1,253,684
283		Teleflex, Inc.	57,013
7,458	[1]	Tg Therapeutics, Inc.	44,151
10,399	[1]	The Joint Corp.	163,368
2,939	[1]	TransMedics Group, Inc.	122,674
736	[1]	Veeva Systems, Inc.	121,352
1,615	[1]	Vir Biotechnology, Inc.	31,137
2,264	[1]	Xencor, Inc.	58,819
		TOTAL	15,930,895
		Industrials—7.0%
699	[1]	AAR Corp.	25,038
5,509	[1]	Alaska Air Group, Inc.	215,677
10,618		Apogee Enterprises, Inc.	405,820
24,290	[1]	Astronics Corp.	190,919
3,306	[1]	Atkore, Inc.	257,240
13,876	[1]	BlueLinx Holdings, Inc.	861,700
19,565	[1]	CIRCOR International, Inc.	322,627
7,549	[1]	DXP Enterprises, Inc.	178,760
4,354		Ennis, Inc.	87,646
453	[1]	Generac Holdings, Inc.	80,697
3,560		General Electric Co.	220,400
2,691		Manpower, Inc.	174,081
5,313		Pentair PLC	215,867
22,326		Pitney Bowes, Inc.	52,020
16,473	[1]	Proto Labs, Inc.	600,111
13,730		Robert Half International, Inc.	1,050,345

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
6,249	[1]	SkyWest, Inc.	$ 101,609
1,847	[1]	Southwest Airlines Co.	56,961
5,564	[1]	TPI Composites, Inc.	62,762
22,352	[1]	Trex Co., Inc.	982,147
20,817	[1]	Triumph Group, Inc.	178,818
16,014	[1]	Willscot Corp.	645,845
34,298	[1]	XPO Logistics, Inc.	1,526,947
		TOTAL	8,494,037
		Information Technology—27.0%
21,132	[1]	3D Systems Corp.	168,633
10,180	[1]	Adobe, Inc.	2,801,536
1,577	[1]	Ambarella, Inc.	88,596
5,250	[1]	Arista Networks, Inc.	592,673
943		Bread Financial Holdings, Inc.	29,657
31,544	[1]	C3.AI, Inc.	394,300
24,067	[1]	Cerence, Inc.	379,055
16,048		Cognex Corp.	665,190
12,975	[1]	Commvault Systems, Inc.	688,194
14,222		Dell Technologies, Inc.	485,966
23,112	[1]	Digital Turbine, Inc.	333,044
53,182	[1]	DocuSign, Inc.	2,843,642
9,679	[1]	Duck Creek Technologies LLC	114,696
6,507	[1]	Dynatrace Holdings LLC	226,509
7,258	[1]	Enphase Energy, Inc.	2,013,877
10,408	[1]	Everbridge, Inc.	321,399
405	[1]	Impinj, Inc.	32,412
14,712	[1]	IPG Photonics Corp.	1,240,957
1,036	[1]	Itron, Inc.	43,626
17,602	[1]	LivePerson, Inc.	165,811
5,478	[1]	LiveRamp Holdings, Inc.	99,480
790		MKS Instruments, Inc.	65,286
2,871	[1]	Paylocity Corp.	693,576
32,529	[1]	PayPal Holdings, Inc.	2,799,771
54,795		Pegasystems, Inc.	1,761,111
26,700	[1]	Pure Storage, Inc.	730,779
5,906	[1]	Q2 Holdings, Inc.	190,173
23,116	[1]	Qorvo, Inc.	1,835,642
1,830	[1]	Qualys, Inc.	255,084
1,096	[1]	Rapid7, Inc.	47,018
4,273	[1]	Salesforce, Inc.	614,628
63,924	[1]	Semtech Corp.	1,880,005
1,512		Skyworks Solutions, Inc.	128,928
153,006	[1]	StoneCo Ltd.	1,458,147
2,439	[1]	Synaptics, Inc.	241,485
22,642	[1]	Telos Corp.	201,287
1,259		Teradyne, Inc.	94,614
19,854	[1]	Twilio, Inc.	1,372,706
14,540		Universal Display Corp.	1,371,849
3,629	[1]	Wix.com Ltd.	283,897
38,767	[1]	Zoom Video Communications, Inc.	2,852,864
		TOTAL	32,608,103

Shares			Value
		COMMON STOCKS—continued
		Materials—1.0%
15,090		Alcoa Corp.	$ 507,929
363		Celanese Corp.	32,793
2,070		CF Industries Holdings, Inc.	199,238
3,143		Koppers Holdings, Inc.	65,312
4,866	[1]	Livent Corp.	149,143
12,083		United States Steel Corp.	218,944
		TOTAL	1,173,359
		Real Estate—2.0%
4,121		eXp World Holdings, Inc.	46,196
366		Innovative Industrial Properties, Inc.	32,391
15,671		Macerich Co. (The)	124,428
8,190		Outfront Media, Inc.	124,406
36,549	[1]	Redfin Corp.	213,446
64,284	[1]	Zillow Group, Inc.	1,840,451
		TOTAL	2,381,318
		TOTAL COMMON STOCKS (IDENTIFIED COST $106,293,148)	92,650,502
		INVESTMENT COMPANY—6.1%
7,323,529		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.98%[2] (IDENTIFIED COST $7,321,332)	$7,321,332
		TOTAL INVESTMENT IN SECURITIES—82.9% (IDENTIFIED COST $113,614,480)	99,971,834
		OTHER ASSETS AND LIABILITIES - NET—17.1%[3]	20,559,732
		TOTAL NET ASSETS—100%	$120,531,566
SECURITIES SOLD SHORT—(73.5)%
Shares		Value
	Communication Services—(4.1)%
2,225	ATN International, Inc.	$ 85,818
2,020	Bandwidth, Inc.	24,038
26,504	E.W. Scripps Co.	298,700
2,969	Fox Corp	91,089
1,946	Madison Square Garden Entertainment Corp.	85,799
5,447	Omnicom Group, Inc.	343,651
20,750	Paramount Global, Class B	395,080
34,886	ROBLOX Corp.	1,250,314
12,550	Sinclair Broadcast Group, Inc.	227,030
7,970	Take-Two Interactive Software, Inc.	868,730
24,998	Verizon Communications, Inc.	949,174
61,526	Vimeo Holdings, Inc.	246,104
1,549	ZoomInfo Technologies, Inc.	64,532
	TOTAL	4,930,059
	Consumer Discretionary—(12.2)%
25,009	Amazon.com, Inc.	2,826,017
647	Aptiv PLC	50,602
7,631	Bally’s Corp.	150,789
226	Burlington Stores, Inc.	25,287
9,226	CarMax, Inc.	609,101
12,095	Carvana Co.	245,528
11,120	Crocs, Inc.	763,499
9,385	D. R. Horton, Inc.	632,080
47,132	DraftKings, Inc.	713,578

Shares		Value
	Consumer Discretionary—continued
1,736	Five Below, Inc.	$ 238,995
8,021	Floor & Decor Holdings, Inc.	563,555
3,862	Guess ?, Inc.	56,656
2,970	Hilton Grand Vacations, Inc.	97,683
21,056	KB HOME	545,772
45,650	Las Vegas Sands Corp.	1,712,788
316	LGI Homes, Inc.	25,713
1,426	Lithia Motors, Inc.	305,948
7,019	M.D.C. Holdings, Inc.	192,461
2,812	Norwegian Cruise Line Holdings Ltd.	31,944
13,027	Ollie’s Bargain Outlet Holding, Inc.	672,193
8,511	Polaris, Inc., Class A	814,077
247	Pool Corp.	78,598
2,349	RH	578,018
45,254	Rivian Automotive, Inc.	1,489,309
375	Ross Stores, Inc.	31,601
26,229	Royal Caribbean Cruises Ltd.	994,079
8,542	The RealReal, Inc.	12,813
8,629	Topgolf Callaway Brands Corp.	166,195
309	Vail Resorts, Inc.	66,633
27,904	Vroom, Inc.	32,369
	TOTAL	14,723,881
	Consumer Staples—(1.6)%
3,020	Altria Group, Inc.	121,948
4,699	Beauty Health Co./The	55,401
2,538	Clorox Co.	325,854
994	Conagra Brands, Inc.	32,434
6,903	Freshpet, Inc.	345,771
6,734	Hormel Foods Corp.	305,993
251	Lancaster Colony Corp.	37,720
5,467	Procter & Gamble Co.	690,209
	TOTAL	1,915,330
	Energy—(1.7)%
1,901	Archaea Energy, Inc.	34,237
1,362	California Resources Corp.	52,342
11,636	CNX Resources Corp.	180,707
1,067	DMC Global, Inc.	17,051
34,501	Equitrans Midstream Corp.	258,067
7,599	Expro Group Holdings NV	96,811
11,964	Green Plains, Inc.	347,794
38,897	Liberty Energy, Inc.	493,214
5,006	Noble Corp. PLC	148,077
17,075	Peabody Energy Corp.	423,802
	TOTAL	2,052,102
	Financials—(5.5)%
3,249	Ameris Bancorp	145,263
24,205	BGC Partners, Inc., Class A	76,004
7,070	Cannae Holdings, Inc.	146,066
29,272	Equitable Holdings, Inc.	771,317
2,233	Erie Indemnity Co.	496,418
8,147	GoHealth, Inc.	2,892
3,208	Goldman Sachs Group, Inc.	940,104
2,436	Goosehead Insurance, Inc.	86,819

Shares		Value
	Financials—continued
2,018	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$ 60,399
1,114	Kemper Corp.	45,964
3,113	KKR & Co., Inc., Class Common	133,859
22,073	Redwood Trust, Inc.	126,699
8,782	S&P Global, Inc.	2,681,584
2,102	SEI Investments Co.	103,103
3,704	SelectQuote, Inc.	2,704
4,582	StoneX Group, Inc.	380,031
9,623	Webster Financial Corp. Waterbury	434,943
	TOTAL	6,634,169
	Health Care—(13.0)%
3,976	Accolade, Inc.	45,406
25,512	AdaptHealth Corp.	479,115
829	Alnylam Pharmaceuticals, Inc.	165,933
2,882	Amicus Therapeutics, Inc.	30,088
3,583	Arcturus Therapeutics Holdings, Inc.	53,100
2,682	Avantor, Inc.	52,567
25,501	Baxter International, Inc.	1,373,484
1,982	Becton Dickinson & Co.	441,649
2,819	BioAtla, Inc.	21,706
454	Catalent, Inc.	32,851
4,417	Coherus Biosciences, Inc.	42,447
15,705	Cryoport, Inc.	382,574
931	Danaher Corp.	240,468
5,508	Glaukos Corp.	293,246
2,161	Guardant Health, Inc.	116,327
18,261	HealthEquity, Inc.	1,226,591
11,969	Heron Therapeutics, Inc.	50,509
1,206	Illumina, Inc.	230,093
2,957	Inari Medical, Inc.	214,797
1,284	Insmed, Inc.	27,657
5,957	Insulet Corp.	1,366,536
21,537	Intellia Therapeutics, Inc.	1,205,211
1,132	iRhythm Technologies, Inc.	141,817
14,678	Karyopharm Therapeutics, Inc.	80,142
3,446	Kodiak Sciences, Inc.	26,672
9,948	Mirati Therapeutics, Inc.	694,768
19,775	Natera, Inc.	866,541
1,107	Novocure Ltd.	84,110
11,244	Outset Medical, Inc.	179,117
3,876	Penumbra, Inc.	734,890
1,059	PerkinElmer, Inc.	127,430
968	PetIQ, Inc.	6,679
11,620	Progyny, Inc.	430,637
3,318	Pulmonx Corp.	55,278
413	QuidelOrtho Corp.	29,521
68,258	R1 RCM, Inc.	1,264,821
8,384	Reata Pharmaceuticals, Inc.	210,690
8,608	REGENXBIO, Inc.	227,509
3,963	Sana Biotechnology, Inc.	23,778
1,560	Stryker Corp.	315,962
1,548	Tandem Diabetes Care, Inc.	74,072
2,565	Thermo Fisher Scientific, Inc.	1,300,942

Shares		Value
	Health Care—continued
16,997	Twist Bioscience Corp.	$ 598,974
1,704	Ultragenyx Pharmaceutical, Inc.	70,563
4,476	Vapotherm, Inc.	7,027
9,122	Viatris, Inc.	77,719
772	Xilio Therapeutics, Inc.	2,247
	TOTAL	15,724,261
	Industrials—(7.5)%
5,158	Aerovironment, Inc.	429,971
52,405	Air Lease Corp.	1,625,079
468	Ameresco, Inc.	31,113
1,259	Arcosa, Inc.	71,990
18,769	Boeing Co.	2,272,551
243	Chart Industries, Inc.	44,797
20,544	Fluor Corp.	511,340
4,507	Heartland Express, Inc.	64,495
4,554	Hydrofarm Holdings Group, Inc.	8,835
3,625	Kirby Corp.	220,291
217	Lockheed Martin Corp.	83,825
4,381	Mastec, Inc.	278,193
580	Mercury Systems, Inc.	23,548
1,291	Plug Power, Inc.	27,124
72,314	SunRun, Inc.	1,995,143
88,230	Upwork, Inc.	1,201,693
11,184	Vertiv Holdings Co.	108,708
	TOTAL	8,998,696
	Information Technology—(25.7)%
2,264	ACM Research, Inc.	28,209
29,629	Advanced Micro Devices, Inc.	1,877,293
30,706	Affirm Holdings, Inc.	576,045
728	Alteryx, Inc.	40,652
15,993	Analog Devices, Inc.	2,228,465
4,927	Appian Corp.	201,169
908	Apple, Inc.	125,486
23,076	AppLovin Corp.	449,751
1,885	Asana, Inc.	41,904
6,943	Atlassian Corp. PLC	1,462,126
35,587	Bentley Systems, Inc.	1,088,606
29,732	BigCommerce Holdings, Inc.	440,034
12,085	Bill.Com Holdings, Inc.	1,599,691
41,442	Block, Inc.	2,278,896
35,432	CloudFlare, Inc.	1,959,744
14,776	Confluent, Inc.	351,225
6,022	Digitalocean Holdings, Inc.	217,816
7,403	Entegris, Inc.	614,597
7,213	Five9, Inc.	540,831
453	Global Payments, Inc.	48,947
4,493	IBM Corp.	533,813
2,045	Intuit, Inc.	792,069
7,931	MongoDB, Inc.	1,574,779
39,120	nCino, Inc.	1,334,383
15,573	Par Technology Corp.	459,871
540	PTC, Inc.	56,484
23,529	SentinelOne, Inc.	601,401

Shares		Value
	Information Technology—continued
12,719	Shift4 Payments, Inc.	$ 567,395
1,656	TD SYNNEX Corp.	134,451
33,315	Toast, Inc.	557,027
47,673	Trade Desk, Inc./The	2,848,462
34,003	Unity Software, Inc.	1,083,336
44,526	Veeco Instruments, Inc.	815,716
13,155	ViaSat, Inc.	397,676
15,851	Wolfspeed, Inc.	1,638,359
36,953	Yext, Inc.	164,810
7,579	Zscaler, Inc.	1,245,760
	TOTAL	30,977,279
	Materials—(0.8)%
6,436	Arconic Corp.	109,669
2,703	Ball Corp.	130,609
4,186	Carpenter Technology Corp.	130,352
3,844	Quaker Chemical Corp.	554,997
	TOTAL	925,627
	Real Estate—(1.0)%
17,419	Americold Realty Trust, Inc.	428,507
1,312	Equity Commonwealth	31,960
3,886	Healthcare Realty Trust, Inc.	81,023
10,349	Howard Hughes Corp.	573,231
10,443	Opendoor Technologies, Inc.	32,478
1,904	Ventas, Inc.	76,484
	TOTAL	1,223,683
	Utilities—(0.4)%
1,284	Avangrid, Inc.	53,543
806	Brookfield Renewable Corp.	26,340
654	Southwest Gas Holdings, Inc.	45,616
17,650	Sunnova Energy International, Inc.	389,712
	TOTAL	515,211
	Total Securities Sold Short (PROCEEDS $104,903,631)	$88,620,298
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 30, 2022, were as follows:
Affiliated	Value as of 12/31/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2022	Shares Held as of 9/30/2022	Dividend Income
Health Care:
Alector, Inc.	$—	$134,218	$—	$(16,157)	$—	$118,061	12,480	$—
Affiliated issuers no longer in the portfolio at period end	$655,607	$—	$(486,766)	$90,794	$(259,635)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$655,607	$134,218	$(486,766)	$74,637	$(259,635)	$118,061	12,480	$—
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2021	$3,036,673
Purchases at Cost	$185,283,697
Proceeds from Sales	$(180,997,428)
Change in Unrealized Appreciation/Depreciation	$215
Net Realized Gain/(Loss)	$(1,825)
Value as of 9/30/2022	$7,321,332
Shares Held as of 9/30/2022	7,323,529
Dividend Income	$231

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At September 30, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.